Equity	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Equity

11. Equity

As at December 31, 2014 and June 30, 2015, the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share.

In November 2007, the Company adopted the 2007 Long Term Incentive Plan (the “2007 Plan”) which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On February 26, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one employee, at an exercise price of US$1.26 per share. These options have a weighted average grant date fair value of US$0.36 per option and a total expected compensation cost, net of expected forfeitures, of US$71,645. These options have vesting periods based on length of service of 36 months and will expire no later than February 26, 2025.

On April 10, 2015, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 600,000 common shares to one employee, at an exercise price of US$1.6 per share. These options have a weighted average grant date fair value of US$0.52 per option and a total expected compensation cost, net of expected forfeitures, of US$313,252. These options have vesting periods based on length of service of 36 months and will expire no later than April 10, 2025.

On April 10, 2015, under 2014 Restricted Stock Unit Plan, the Compensation Committee approved grants for the 2015 plan year.

On April 10, 2015, pursuant to the Compensation Committee's approval, the Company granted 2,076,964 common shares to employees and directors that vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares at the grant date were determined to be US$3 million and such amount shall be recognized as compensation expense using the straight-line method. As of June 30, 2015, US$ 0.3 million was recognized as share-based compensation expense.

On June 30, 2015, the Company approved the 2015 Stock Option Plan to provide grant of options to purchase shares of company stock with maximum aggregate number of 20 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

(i) During the year ended December 31, 2014, 33,000 options were exercised at US$1.21 per share under the 2007 Plan.

(ii) During the year ended December 31, 2014, 9,025,690 common shares were repurchased at a total cost of US$17,610,787.

(iii) During the year ended December 31, 2014, 4,234,884 common shares were repurchased at a total cost of US$7,042,725 under the 2014 RSU Plan, which were granted to employees and directors.

(iv) During the year ended December 31, 2014, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$15,288,919.

(v) During the six months ended June 30, 2015, 23,000 options were exercised at US$1.21 per share under the 2007 Plan.

(vi) During the six months ended June 30, 2015, 17,000 options were exercised at US$1.21 per share under the 2007 Plan.

(vii) During the six months ended June 30, 2015, 1,291,266 common shares were repurchased at a total cost of US$2,067,127 under the 2014 RSU Plan, which were granted to employees and directors.

(viii) During the six months ended June 30, 2015, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$7,375,851.